Subordinated Liabilities	12 Months Ended
Dec. 31, 2018
Subordinated liabilities [abstract]
Subordinated Liabilities

The notes included in this section focus on the Barclays Bank Group’s loan capital and shareholders’ equity including issued share capital, retained earnings, other equity balances and interests of minority shareholders in our subsidiary entities (non-controlling interests). For more information on capital management and how the Barclays Bank Group maintains sufficient capital to meet our regulatory requirements refer to page 00.

	Barclays Bank Group
	2018	2017
	£m	£m
Opening balance as at 1 January	24,193	23,871
Issuances	221	3,041
Redemptions	(3,246)	(1,378)
Other	14,159	(1,341)
Total subordinated liabilities	35,327	24,193

Subordinated liabilities include accrued interest and comprise undated and dated subordinated liabilities as follows:

	Barclays Bank Group
	2018	2017
	£m	£m
Undated subordinated liabilities	4,313	4,192
Dated subordinated liabilities	31,014	20,001
Total subordinated liabilities	35,327	24,193

None of the Barclays Bank Group’s subordinated liabilities are secured.

Undated subordinated liabilities		Barclays Bank Group
		2018	2017
	Initial call date	£m	£m
Barclays Bank PLC externally issued subordinated liabilities
Tier One Notes (TONs)
6% Callable Perpetual Core Tier One Notes	2032	16	16
6.86% Callable Perpetual Core Tier One Notes (USD 179m)	2032	199	197
Reserve Capital Instruments (RCIs)
6.3688% Step-up Callable Perpetual Reserve Capital Instruments	2019	34	36
14% Step-up Callable Perpetual Reserve Capital Instruments	2019	3,189	3,142
5.3304% Step-up Callable Perpetual Reserve Capital Instruments	2036	51	52
Undated Notes
7.7% Undated Subordinated Notes (USD 99m)	2018	-	74
8.25% Undated Subordinated Notes	2018	-	144
7.125% Undated Subordinated Notes	2020	173	182
6.125% Undated Subordinated Notes	2027	42	43
Junior Undated Floating Rate Notes (USD 38m)	Any interest payment date	30	28
Undated Floating Rate Primary Capital Notes Series 1 (USD 167m)[a]	Any interest payment date	95	-
Undated Floating Rate Primary Capital Notes Series 2 (USD 295m)[a]	Any interest payment date	199	-
Undated Floating Rate Primary Capital Notes Series 3	Any interest payment date	21	21
Bonds
9.25% Perpetual Subordinated Bonds (ex-Woolwich Plc)	2021	83	87
9% Permanent Interest Bearing Capital Bonds	At any time	44	45
Loans
5.03% Reverse Dual Currency Undated Subordinated Loan (JPY 8,000m)	2028	56	51
5% Reverse Dual Currency Undated Subordinated Loan (JPY 12,000m)	2028	81	73
Total undated subordinated liabilities		4,313	4,192

Note

a Following a review, these instruments are deemed to have characteristics that would qualify them as subordinated liabilities rather than equity. They have subsequently been reclassified in December 2018 resulting in a £294m movement.

29 Subordinated liabilities continued

Undated subordinated liabilities

Undated subordinated liabilities are issued by Barclays Bank PLC and its subsidiaries for the development and expansion of their business and to strengthen their capital bases. The principal terms of the undated subordinated liabilities are described below:

Subordination

All undated subordinated liabilities rank behind the claims against the bank of depositors and other unsecured unsubordinated creditors and holders of dated subordinated liabilities in the following order: Junior Undated Floating Rate Notes; other issues of Undated Notes, Bonds and Loans ranking pari passu with each other; followed by TONs and RCIs ranking pari passu with each other.

Interest

All undated subordinated liabilities bear a fixed rate of interest until the initial call date, with the exception of the 9% Bonds which are fixed for the life of the issue, and the Junior and Series 1, Series 2 and Series 3 Undated Notes which are floating rate at rates fixed periodically in advance based on the related interbank rate.

After the initial call date, in the event that they are not redeemed, the 7.125%, 6.125% Undated Notes, and the 9.25% Bonds will bear interest at rates fixed periodically in advance for five-year periods based on market rates. All other undated subordinated liabilities will bear interest at rates fixed periodically in advance based on London interbank rates.

Payment of interest

Barclays Bank PLC is not obliged to make a payment of interest on its Undated Notes, Bonds and Loans excluding the 9.25% Bonds if, in the preceding six months, a dividend has not been declared or paid on any class of shares of Barclays PLC or, in certain cases, any class of preference shares of Barclays Bank PLC. Barclays Bank PLC is not obliged to make a payment of interest on its 9.25% Perpetual Subordinated Bonds if, in the immediately preceding 12 month interest period, a dividend has not been paid on any class of its share capital. Interest not paid becomes payable in each case if such a dividend is subsequently paid or in certain other circumstances. During the year, Barclays Bank PLC declared and paid dividends on its ordinary shares and on all classes of preference shares.

No payment of principal or any interest may be made unless Barclays Bank PLC satisfies a specified solvency test.

Barclays Bank PLC may elect to defer any payment of interest on the RCIs. Any such deferred payment of interest must be paid on the earlier of: (i) the date of redemption of the RCIs, (ii) the coupon payment date falling on or nearest to the tenth anniversary of the date of deferral of such payment, and (iii) in respect of the 14% RCIs only, substitution. Whilst such deferral is continuing, neither Barclays Bank PLC nor Barclays PLC may declare or pay a dividend, subject to certain exceptions, on any of its ordinary shares or preference shares.

Barclays Bank PLC may elect to defer any payment of interest on the TONs if it determines that it is, or such payment would result in it being, in non-compliance with capital adequacy requirements and policies of the PRA. Any such deferred payment of interest will only be payable on a redemption of the TONs. Until such time as Barclays Bank PLC next makes a payment of interest on the TONs, neither Barclays Bank PLC nor Barclays PLC may (i) declare or pay a dividend, subject to certain exceptions, on any of their respective ordinary shares or Preference Shares, or make payments of interest in respect of Barclays Bank PLC’s Reserve Capital Instruments and (ii) certain restrictions on the redemption, purchase or reduction of their respective share capital and certain other securities also apply.

Repayment

All undated subordinated liabilities are repayable, at the option of Barclays Bank PLC generally in whole at the initial call date and on any subsequent coupon or interest payment date or in the case of the 7.125%, 6.125% Undated Notes and the 9.25% Bonds on any fifth anniversary after the initial call date. In addition, each issue of undated subordinated liabilities is repayable, at the option of Barclays Bank PLC, in whole for certain tax reasons, either at any time, or on an interest payment date. There are no events of default except non-payment of principal or mandatory interest. Any repayments require the prior approval of the PRA.

Other

All issues of undated subordinated liabilities are non-convertible.

29 Subordinated liabilities continued
Dated subordinated liabilities			Barclays Bank Group

			2018	2017
	Initial call date	Maturity date	£m	£m
Barclays Bank PLC externally issued subordinated liabilities
Floating Rate Subordinated Notes (EUR 40m)		2018	-	36
6% Fixed Rate Subordinated Notes (EUR 1,750m)		2018	-	1,643
CMS-Linked Subordinated Notes (EUR 100m)		2018	-	93
CMS-Linked Subordinated Notes (EUR 135m)		2018	-	124
Fixed/Floating Rate Subordinated Callable Notes	2018	2023	-	533
7.75% Contingent Capital Notes (USD 1,000m)	2018	2023	-	888
Floating Rate Subordinated Notes (EUR 50m)		2019	45	44
5.14% Lower Tier 2 Notes (USD 1,094m)		2020	851	841
6% Fixed Rate Subordinated Notes (EUR 1,500m)		2021	1,474	1,484
9.5% Subordinated Bonds (ex-Woolwich Plc)		2021	256	273
Subordinated Floating Rate Notes (EUR 100m)		2021	89	88
10% Fixed Rate Subordinated Notes		2021	2,194	2,261
10.179% Fixed Rate Subordinated Notes (USD 1,521m)		2021	1,143	1,118
Subordinated Floating Rate Notes (EUR 50m)		2022	45	44
6.625% Fixed Rate Subordinated Notes (EUR 1,000m)		2022	1,032	1,043
7.625% Contingent Capital Notes (USD 3,000m)		2022	2,502	2,429
Subordinated Floating Rate Notes (EUR 50m)		2023	45	44
5.75% Fixed Rate Subordinated Notes		2026	351	366
5.4% Reverse Dual Currency Subordinated Loan (JPY 15,000m)		2027	107	97
6.33% Subordinated Notes		2032	61	62
Subordinated Floating Rate Notes (EUR 68m)		2040	61	60
External issuances by other subsidiaries		2019-2023	384	59
Barclays Bank PLC notes issued intra-group to Barclays PLC
2.625% Fixed Rate Subordinated Callable Notes (EUR 1,250m)	2020	2025	-	1,118
2% Fixed Rate Subordinated Callable Notes (EUR 1,500m)	2023	2028	1,361	1,314
4.375% Fixed Rate Subordinated Notes (USD 1,250m)		2024	-	945
3.75% Fixed Rate Resetting Subordinated Callable Notes (SGD 200m)	2025	2030	116	111
5.20% Fixed Rate Subordinated Notes (USD 1,367m)		2026	1,001	1,424
4.836% Fixed Rate Subordinated Callable Notes (USD 1,200m)	2027	2028	911	1,459
Barclays Bank PLC intra-group loans from Barclays PLC
Various Fixed Rate Subordinated Loans			10,147	-
Various Subordinated Floating Rate Loans			1,023	-
Various Fixed Rate Subordinated Callable Loans			3,754	-
Various Subordinated Floating Rate Callable Loans			2,061	-
Total dated subordinated liabilities			31,014	20,001

Dated subordinated liabilities

Dated subordinated liabilities are issued by Barclays Bank PLC and respective subsidiaries for the development and expansion of their business and to strengthen their respective capital bases. The principal terms of the dated subordinated liabilities are described below:

Currency and maturity

In addition to the individual dated subordinated liabilities listed in the table, the £16,985m of intra-group loans is made up of various fixed and floating rate loans from Barclays PLC with notional amounts denominated in USD [$13,994m], EUR [€4,024m], GBP [£250m], JPY [JPY 213,600m], AUD [AUD 775m], SEK [SEK 500m], NOK [NOK 970m] and CHF [CHF 175m], with maturities ranging from 2020 to 2047.  Certain intra-group loans have a call date one year prior to their maturity

Subordination

All dated subordinated liabilities, both externally issued and issued intra-group to Barclays PLC, rank behind the claims against the bank of depositors and other unsecured unsubordinated creditors but before the claims of the undated subordinated liabilities and the holders of their equity. The Barclays Bank PLC intra-group loans from Barclays PLC rank pari passu amongst themselves but ahead of the Barclays Bank PLC notes issued intra-group to Barclays PLC and the Barclays Bank PLC externally issued subordinated liabilities. The external dated subordinated liabilities issued by subsidiaries, are similarly subordinated as the external subordinated liabilities issued by Barclays Bank PLC

Interest

Interest on floating rate notes and loans is set by reference to market rates at the time of issuance and fixed periodically in advance, based on the related interbank or local bank rates.

Interest on fixed rate notes and loans is set by reference to market rates at the time of issuance and fixed until maturity.

Interest on fixed rate callable notes and loans is set by reference to market rates at the time of issuance and fixed until the call date.  After the call date, in the event that the notes or loans are not redeemed, the interest rate will be re-set to either a fixed or floating rate until maturity based on market rates.

Repayment

Those subordinated liabilities with a call date are repayable at the option of the issuer, on conditions governing the respective debt obligations, some in whole or in part, and some only in whole. The remaining dated subordinated liabilities outstanding at 31 December 2018 are redeemable only on maturity, subject in particular cases, to provisions allowing an early redemption in the event of certain changes in tax law or, to certain changes in legislation or regulations.

Any repayments prior to maturity may require, in the case of Barclays Bank PLC, the prior approval of the PRA, or in the case of the overseas issues, the approval of the local regulator for that jurisdiction and of the PRA in certain circumstances.

There are no committed facilities in existence at the balance sheet date which permit the refinancing of debt beyond the date of maturity.

Other

The 7.625% Contingent Capital Notes will be automatically transferred from investors to Barclays PLC (or another entity within the Barclays Group) for nil consideration in the event the Barclays PLC consolidated CRD IV CET1 ratio (FSA October 2012 transitional statement) falls below 7.0%.